Income Tax/Deferred Tax - Summary of Current Income Tax Liabilities (Detail) - ARS ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Major components of tax expense (income) [abstract]
Current Income Tax	$ (15,248,932)	$ (10,647,356)	$ (10,724,669)
Tax Advances	4,934,422	5,328,433	5,219,732
Current Income Tax Liabilities	$ (10,314,510)	$ (5,318,923)	$ (5,504,937)